PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Depreciation expense	$ 4,584	$ 1,571	$ 18,340	$ 6,073